Average Annual Total Returns - Administrative Class - PIMCO Total Return Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	8.65%	4.75%	3.93%	7.51%	4.44%	3.84%